Securities (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Securities available for sale
Fair Value Less Than 12 Months	$ 33,101	$ 22,373
Unrealized Loss Less Than 12 Months	(113)	(577)
Fair Value Less Than 12 Months or Longer	9,676	4,614
Unrealized Loss Less Than 12 Months or Longer	(190)	(213)
Securities Held to Maturity
Fair Value Less Than 12 Months
Unrealized Loss Less Than 12 Months
Fair Value Less Than 12 Months or Longer
Unrealized Loss Less Than 12 Months or Longer
US Treasury Securities and Obligations of US Government Corporations and Agencies [Member]
Securities available for sale
Fair Value Less Than 12 Months	13,672
Unrealized Loss Less Than 12 Months	(28)
Fair Value Less Than 12 Months or Longer	971	894
Unrealized Loss Less Than 12 Months or Longer	(29)	(105)
Municipal Notes [Member]
Securities available for sale
Fair Value Less Than 12 Months	9,506	7,902
Unrealized Loss Less Than 12 Months	(54)	(243)
Fair Value Less Than 12 Months or Longer	4,039	1,668
Unrealized Loss Less Than 12 Months or Longer	(75)	(58)
Securities Held to Maturity
Fair Value Less Than 12 Months
Unrealized Loss Less Than 12 Months
Fair Value Less Than 12 Months or Longer
Unrealized Loss Less Than 12 Months or Longer
Mortgage Backed Securities [Member]
Securities available for sale
Fair Value Less Than 12 Months	9,923	14,471
Unrealized Loss Less Than 12 Months	(31)	(334)
Fair Value Less Than 12 Months or Longer	4,666	2,052
Unrealized Loss Less Than 12 Months or Longer	(86)	(50)
Equity Securities [Member]
Securities available for sale
Fair Value Less Than 12 Months
Unrealized Loss Less Than 12 Months
Fair Value Less Than 12 Months or Longer
Unrealized Loss Less Than 12 Months or Longer